Segment and Revenue Analysis	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT AND REVENUE ANALYSIS

Note 14 – SEGMENT AND REVENUE ANALYSIS

The Company is solely engaged in the business of manufacturing and selling of pet food. Since the nature, the production processes and the marketing channel of the products are substantially similar, the Company is considered as operating in a single reportable segment with revenues derived from multiple product lines, marketing channels and countries. Certain entity-wide disclosures relating to revenues for the years ended December 31, 2020, 2019 and 2018 are as follows:

The net revenue generated from different marketing channels consists of the following:

	For the Years Ended December 31,
	2020	2019	2018
Overseas sales	$226,385	$9,995,136	$15,832,362
Domestic sales	574,921	2,711,445	4,102,457
Electronic commerce	16,708	83,779	3,800,668
Less: Sale tax and addition	(2,789)	(142,105)	(61,450)
Total net revenue	$815,225	$12,648,255	$23,674,037

The net revenue generated from different product lines is set forth as following:

	For the Years Ended December 31,
	2020	2019	2018
Pet chews	$59,096	$6,469,755	$6,271,777
Dried pet snacks	317,392	4,617,742	13,611,010
Wet canned pet food	84,117	1,310,001	2,782,382
Dental health snacks	19,915	305,452	495,581
Baked pet biscuits	3,132	87,410	95,169
Others	334,362	-	479,568
Less: Sales tax and addition	(2,789)	(142,105)	(61,450)
Total net revenue	$815,225	$12,648,255	$23,674,037

The net revenue generated from different countries is set forth as following:

	For the Years Ended December 31,
	2020	2019	2018
South Korea	$34,378	$1,335,791	$2,870,998
China	713,257	2,662,247	6,569,382
United Kingdom	-	1,573,546	2,415,043
Germany	-	2,062,110	2,522,149
Other countries	70,379	5,156,666	9,357,915
Less: Sales tax and addition	(2,789)	(142,105)	(61,450)
Total net revenue	$815,225	$12,648,255	$23,674,037

“Other countries” are comprised of all countries whose revenue, individually, was less than 10% of the Company’s total revenue.

Substantially all of the Company’s long-lived assets are located in the PRC.